UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 900 Third Ave, 11th Flr.
         New York, NY  10022

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     August 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $152,106 (thousands)

INFORMATION FOR WHICH TOKUM CAPITAL MANAGEMENT, LP HAS REQUESTED
CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE
COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     1246   220900 SH  CALL SOLE                        0        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     5751    79326 SH       SOLE                    79326        0        0
AMAG PHARMACEUTICALS INC       COM              00163U106      458   125300 SH  PUT  SOLE                   125300        0        0
AMERIGROUP CORP                COM              03073T102     6798   326797 SH       SOLE                   326797        0        0
AMYLIN PHARMACEUTICALS INC     COM              032346108      701   411100 SH  PUT  SOLE                   411100        0        0
BIO RAD LABS INC               CL A             090572207    10894   134681 SH       SOLE                   134681        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    13327  1084415 SH       SOLE                  1084415        0        0
CELGENE CORP                   COM              151020104    10106   158225 SH       SOLE                   158225        0        0
CHARLES RIV LABS INTL INC      COM              159864107     9739   152343 SH       SOLE                   152343        0        0
COVANCE INC                    COM              222816100     2399    27889 SH       SOLE                    27889        0        0
ELAN PLC                       ADR              284131208       24   134500 SH  PUT  SOLE                   134500        0        0
EXPRESS SCRIPTS INC            COM              302182100      997   232100 SH  PUT  SOLE                   232100        0        0
HEALTHSOUTH CORP               COM NEW          421924309    10572   635731 SH       SOLE                   635731        0        0
HEALTHSPRING INC               COM              42224N101    11952   708059 SH       SOLE                   708059        0        0
HUMANA INC                     COM              444859102    14460   363578 SH       SOLE                   363578        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204      528    72336 SH       SOLE                    72336        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106    13261   399809 SH       SOLE                   399809        0        0
LINCARE HLDGS INC              COM              532791100       11   152800 SH  PUT  SOLE                   152800        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     9255   249795 SH       SOLE                   249795        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      432   109400 SH  PUT  SOLE                   109400        0        0
MOLINA HEALTHCARE INC          COM              60855R100     5073   208413 SH       SOLE                   208413        0        0
MYRIAD GENETICS INC            COM              62855J104       12    64200 SH  CALL SOLE                        0        0        0
MYRIAD GENETICS INC            COM              62855J104       43   214400 SH  PUT  SOLE                   214400        0        0
NOVAMED INC DEL                COM              66986W108     1590   421720 SH       SOLE                   421720        0        0
OPTIMER PHARMACEUTICALS INC    COM              68401H104      976   119898 SH       SOLE                   119898        0        0
PHC INC MASS                   CL A             693315103      662   255766 SH       SOLE                   255766        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108    11688   309117 SH       SOLE                   309117        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603      894    39458 SH       SOLE                    39458        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3357   205500 SH  CALL SOLE                        0        0        0
WATERS CORP                    COM              941848103     4900    75967 SH       SOLE                    75967        0        0